Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	218,052
Proposed Maximum Offering Price per Unit	124.58
Maximum Aggregate Offering Price	$ 27,164,918.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,751.48
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Signature Bancorporation, Inc. Amended and Restated Stock Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Esquire Financial Holdings, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share was estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Company's common stock as reported on the Nasdaq Capital Market on July 28, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	20,678
Proposed Maximum Offering Price per Unit	111.14
Maximum Aggregate Offering Price	$ 2,298,152.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.37
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of the exchange ratio of 2.671 (the "Exchange Ratio") as contemplated in the Agreement and Plan of Merger by and among Esquire Financial Holdings, Inc., Signature Bancorporation, Inc. and Esquire Merger Sub, Inc. (the "Merger Agreement") and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on May 26, 2026, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	21,731
Proposed Maximum Offering Price per Unit	80.87
Maximum Aggregate Offering Price	$ 1,757,385.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 242.70
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2025, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	22,006
Proposed Maximum Offering Price per Unit	70.77
Maximum Aggregate Offering Price	$ 1,557,364.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 215.07
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2024, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	19,818
Proposed Maximum Offering Price per Unit	62.34
Maximum Aggregate Offering Price	$ 1,235,454.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 170.62
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2023, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	20,059
Proposed Maximum Offering Price per Unit	52.23
Maximum Aggregate Offering Price	$ 1,047,681.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 144.68
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2022, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	19,591
Proposed Maximum Offering Price per Unit	42.97
Maximum Aggregate Offering Price	$ 841,825.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 116.26
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2021, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	17,615
Proposed Maximum Offering Price per Unit	35.39
Maximum Aggregate Offering Price	$ 623,394.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 86.09
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on October 1, 2020, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	19,070
Proposed Maximum Offering Price per Unit	36.73
Maximum Aggregate Offering Price	$ 700,441.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 96.73
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on October 1, 2019, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	24,471
Proposed Maximum Offering Price per Unit	29.66
Maximum Aggregate Offering Price	$ 725,809.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 100.23
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on July 1, 2018, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	27,511
Proposed Maximum Offering Price per Unit	22.41
Maximum Aggregate Offering Price	$ 616,521.51
Fee Rate	0.01381%
Amount of Registration Fee	$ 85.14
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on August 1, 2017, but remain unexercised, as adjusted by the Exchange Ratio.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	31,734
Proposed Maximum Offering Price per Unit	19.57
Maximum Aggregate Offering Price	$ 621,034.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 85.76
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Equity Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a). The proposed maximum aggregate offering price per share represents the option exercise price on the date of grant in accordance with Rule 457(h)(1) as adjusted by the application of Exchange Ratio as contemplated in the Merger Agreement and is used to calculate the registration fee. The amount to be registered represents the shares of common stock currently reserved for issuance for options that were granted on October 1, 2016, but remain unexercised, as adjusted by the Exchange Ratio.